Current and Deferred Income Tax (ISR): Net movements of the deferred tax asset and liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax:
Beginning Balances	$ 3,852,813	$ 2,897,858
Conversion revaluation effect	(186,477)	304,414
Increase (decrease) in deferred tax liability (asset)	(388,146)	650,541
Ending Balances	3,278,190	3,852,813
Deferred income tax recognized	485,935	710,991
Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(398,240)	(74,425)
Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	61,412	(87,398)
Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(51,318)	812,364
Impairment provision of loan portfolio
Income tax:
Beginning Balances	(68,007)	(68,653)
Increase (decrease) in deferred tax liability (asset)	(317)	646
Ending Balances	(68,324)	(68,007)
Impairment provision of loan portfolio | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)		1,409
Impairment provision of loan portfolio | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(317)	(763)
Concession Assets
Income tax:
Beginning Balances	3,016,116	2,975,531
Increase (decrease) in deferred tax liability (asset)	(176,345)	40,585
Ending Balances	2,839,771	3,016,116
Concession Assets | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(395,172)	(69,852)
Concession Assets | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	35,701	41,285
Concession Assets | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	183,126	69,152
Foreign Currency Conversion
Income tax:
Beginning Balances	29,538	(264,257)
Conversion revaluation effect	(192,184)	294,222
Increase (decrease) in deferred tax liability (asset)	5,475	(427)
Ending Balances	(157,171)	29,538
Foreign Currency Conversion | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	4,956	1,594
Foreign Currency Conversion | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	519	(2,021)
Investment in Subsidiaries
Income tax:
Beginning Balances	710,991
Increase (decrease) in deferred tax liability (asset)	(225,056)	710,991
Ending Balances	485,935	710,991
Investment in Subsidiaries | Aerostar
Income tax:
Deferred income tax recognized	225,056	710,991
Investment in Subsidiaries | Airplan
Income tax:
Deferred income tax recognized	225,056	710,991
Investment in Subsidiaries | ASUR US
Income tax:
Deferred income tax recognized	225,056
Investment in Subsidiaries | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	(225,056)	710,991
Tax Loss carry forwards
Income tax:
Beginning Balances	(126,688)
Conversion revaluation effect	12,704
Increase (decrease) in deferred tax liability (asset)	26,663	(126,688)
Ending Balances	(87,321)	(126,688)
Tax Loss carry forwards | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	26,663	(126,662)
Tax Loss carry forwards | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)		(26)
Others
Income tax:
Beginning Balances	290,863	255,237
Conversion revaluation effect	(6,997)	10,192
Increase (decrease) in deferred tax liability (asset)	(18,566)	25,434
Ending Balances	265,300	290,863
Others | Colombia (Airplan)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(8,024)	(7,576)
Others | Puerto Rico (Aerostar)
Income tax:
Increase (decrease) in deferred tax liability (asset)	(1,471)
Others | Mexico
Income tax:
Increase (decrease) in deferred tax liability (asset)	$ (9,071)	$ 33,010